CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 26,926		$ 27,354
Short-term marketable securities		9,851		0
Restricted cash		0		5,000
Patient accounts receivable, net		136,098		111,226
Inventories		36,476		34,529
Other receivables		28,201		25,078
Prepaids expenses and other current assets		2,670		3,277
Current portion of notes receivable - related parties		$ 1,797		$ 1,812
Financing Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]		Related Party [Member]		Related Party [Member]
Total current assets		$ 242,019		$ 208,276
Property and equipment, net		31,980		32,648
Operating right of use assets, net	[2]	43,724	[1]	0
Notes receivable - related parties		$ 2,076		$ 3,151
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]		Related Party [Member]		Related Party [Member]
Other assets		$ 5,199		$ 3,111
Goodwill and intangibles, net		1,230		1,112
Total assets		326,228		248,298
Current liabilities
Accounts payable	[4]	106,495	[3]	92,908
Accrued compensation related costs		7,466		8,901
Accrued other		17,800		13,792
Medicare advance payment		0		3,742
Current portion operating lease liability	[6]	9,177	[5]	0
Total current liabilities		140,938		119,343
Commitments and contingencies (Note 16)
Long-term operating lease liabilities	[8]	37,224	[7]	0
Long-term debt, net		80,301		63,694
Other long-term liabilities		5,749		5,717
Total liabilities		264,212		188,754
Stockholders' equity
Accumulated other comprehensive loss		(117)		0
Retained earnings		25,828		23,239
Total members' equity		62,016		59,544
Total liabilities and members' equity		326,228		248,298
Class A Units [Member]
Stockholders' equity
Units outstanding		7,725		7,725
Class A-1 Units [Member]
Stockholders' equity
Units outstanding		28,500		28,500
Class B Units [Member]
Stockholders' equity
Units outstanding		$ 80		$ 80

[1]	Includes related party operating right-of-use assets, net of $11,476 and $13,077 at September 30, 2023 and December 31, 2022, respectively
[2]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[3]	Includes amounts due to related party of $112,740 and $102,113 at September 30, 2023 and December 31, 2022, respectively
[4]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively
[5]	Includes related party current portion of operating lease liabilities of $1,912 and $1,836 at September 30, 2023 and December 31, 2022, respectively
[6]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[7]	Includes related party long-term operating lease liabilities of $9,994 and $11,631 at September 30, 2023 and December 31, 2022, respectively
[8]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022